Fair Value Measurements - Schedule of Carrying and Estimated Fair Value Amounts (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 1
Assets:
Timeshare financing receivables	$ 0	$ 0	$ 0
Liabilities:
Debt	329	314
Allocated Parent debt			175
Non-recourse debt	0	0	0
Level 3
Assets:
Timeshare financing receivables	1,394	1,147	1,080
Liabilities:
Debt	197	200
Allocated Parent debt			474
Non-recourse debt	617	696	506
Carrying Amount
Assets:
Timeshare financing receivables	1,055	1,025	976
Liabilities:
Debt	484	490
Allocated Parent debt			634
Carrying Amount | Non-recourse Debt
Liabilities:
Non-recourse debt	$ 612	$ 694	$ 502